Deposits - Summary of Deposits (Detail) - CAD ($) $ in Millions	Apr. 30, 2022	Jan. 31, 2022	Oct. 31, 2021	Jan. 31, 2021
Disclosure Of Deposits [line items]
Payable after notice	$ 209,347
Payable on a fixed date	430,164
Total	876,554	$ 851,045	$ 797,259	$ 797,259
Canada [member]
Disclosure Of Deposits [line items]
Payable after notice	177,321
Payable on a fixed date	281,918
Total	622,887	603,352		571,254
United States [member]
Disclosure Of Deposits [line items]
Payable after notice	924
Payable on a fixed date	52,404
Total	94,811	100,715		87,626
United Kingdom [member]
Disclosure Of Deposits [line items]
Payable after notice	369
Payable on a fixed date	22,403
Total	22,772	18,255		17,232
Mexico [member]
Disclosure Of Deposits [line items]
Payable after notice	7,528
Payable on a fixed date	13,239
Total	26,960	26,173		24,259
Peru [member]
Disclosure Of Deposits [line items]
Payable after notice	5,576
Payable on a fixed date	4,170
Total	15,630	15,513		14,520
Chile [member]
Disclosure Of Deposits [line items]
Payable after notice	167
Payable on a fixed date	12,796
Total	20,702	22,229		20,631
Colombia [member]
Disclosure Of Deposits [line items]
Payable after notice	4,996
Payable on a fixed date	4,216
Total	9,886	9,578		9,184
Other International [member]
Disclosure Of Deposits [line items]
Payable after notice	12,466
Payable on a fixed date	39,018
Total	62,906	55,230		52,553
Personal [member]
Disclosure Of Deposits [line items]
Payable after notice	165,185
Payable on a fixed date	68,105
Total	252,847	247,067		243,551
Business and government [member]
Disclosure Of Deposits [line items]
Payable after notice	42,316
Payable on a fixed date	323,612
Total	569,268	559,616		511,348
Financial institution [member]
Disclosure Of Deposits [line items]
Payable after notice	1,846
Payable on a fixed date	38,447
Total	54,439	$ 44,362		$ 42,360
Interest bearing [member]
Disclosure Of Deposits [line items]
Payable on demand	188,743
Interest bearing [member] | Canada [member]
Disclosure Of Deposits [line items]
Payable on demand	135,265
Interest bearing [member] | United States [member]
Disclosure Of Deposits [line items]
Payable on demand	41,340
Interest bearing [member] | Peru [member]
Disclosure Of Deposits [line items]
Payable on demand	5,693
Interest bearing [member] | Chile [member]
Disclosure Of Deposits [line items]
Payable on demand	1,792
Interest bearing [member] | Colombia [member]
Disclosure Of Deposits [line items]
Payable on demand	37
Interest bearing [member] | Other International [member]
Disclosure Of Deposits [line items]
Payable on demand	4,616
Interest bearing [member] | Personal [member]
Disclosure Of Deposits [line items]
Payable on demand	9,045
Interest bearing [member] | Business and government [member]
Disclosure Of Deposits [line items]
Payable on demand	166,454
Interest bearing [member] | Financial institution [member]
Disclosure Of Deposits [line items]
Payable on demand	13,244
Non- interest bearing [member]
Disclosure Of Deposits [line items]
Payable on demand	48,300
Non- interest bearing [member] | Canada [member]
Disclosure Of Deposits [line items]
Payable on demand	28,383
Non- interest bearing [member] | United States [member]
Disclosure Of Deposits [line items]
Payable on demand	143
Non- interest bearing [member] | Mexico [member]
Disclosure Of Deposits [line items]
Payable on demand	6,193
Non- interest bearing [member] | Peru [member]
Disclosure Of Deposits [line items]
Payable on demand	191
Non- interest bearing [member] | Chile [member]
Disclosure Of Deposits [line items]
Payable on demand	5,947
Non- interest bearing [member] | Colombia [member]
Disclosure Of Deposits [line items]
Payable on demand	637
Non- interest bearing [member] | Other International [member]
Disclosure Of Deposits [line items]
Payable on demand	6,806
Non- interest bearing [member] | Personal [member]
Disclosure Of Deposits [line items]
Payable on demand	10,512
Non- interest bearing [member] | Business and government [member]
Disclosure Of Deposits [line items]
Payable on demand	36,886
Non- interest bearing [member] | Financial institution [member]
Disclosure Of Deposits [line items]
Payable on demand	$ 902